Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 97.6%
659,123	Communication Services Select Sector SPDR Fund ETF	$45,341,071
338,646	Consumer Discretionary Select Sector SPDR Fund ETF	58,836,356
248,984	Consumer Staples Select Sector SPDR Fund ETF	18,860,538
291,996	Energy Select Sector SPDR Fund ETF	25,543,810
1,533,059	Financial Select Sector SPDR Fund ETF	54,162,974
577,117	Health Care Select Sector SPDR Fund ETF	77,420,246
443,811	Industrial Select Sector SPDR Fund ETF	49,005,611
194,900	Materials Select Sector SPDR Fund ETF	16,706,828
301,927	Real Estate Select Sector SPDR Fund ETF	11,530,592
290,660	Utilities Select Sector SPDR Fund ETF	19,494,566
354,918	Vanguard Information Technology ETF	161,420,256
Total Exchange-Traded Funds (Cost $500,326,174)		$538,322,848
Total Investments — 97.6% (Cost $500,326,174)		$538,322,848
Other Assets less Liabilities — 2.4%		13,264,947

Net Assets — 100.0%		$551,587,795

ETF — Exchange-Traded Fund
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.3%
54,766	SPDR Bloomberg 1-3 Month T-Bill ETF	$5,027,519
71,942	SPDR Bloomberg Investment Grade Floating Rate ETF	2,209,339
151,617	SPDR Portfolio Corporate Bond ETF	4,371,118
121,187	SPDR Portfolio High Yield Bond ETF	2,789,725
277,440	SPDR Portfolio Long Term Treasury ETF	8,092,924
280,501	SPDR Portfolio Mortgage Backed Bond ETF	6,112,117
85,999	Vanguard Emerging Markets Government Bond ETF	5,408,477
28,944	Vanguard Short-Term Inflation-Protected Securities ETF	1,369,051
106,442	Vanguard Total International Bond ETF	5,187,983
Total Exchange-Traded Funds (Cost $40,544,045)		$40,568,253
Total Investments — 98.3% (Cost $40,544,045)		$40,568,253
Other Assets less Liabilities — 1.7%		684,092

Net Assets — 100.0%		$41,252,345

ETF — Exchange-Traded Fund
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 97.9%
84,529	iShares MSCI Australia ETF	$1,974,597
91,915	iShares MSCI Canada ETF	3,316,293
60,445	iShares MSCI China ETF	3,010,161
56,659	iShares MSCI France ETF	2,218,200
52,613	iShares MSCI Germany ETF	1,542,613
40,913	iShares MSCI India ETF	1,831,266
76,596	iShares MSCI Japan ETF	4,857,718
30,901	iShares MSCI Mexico ETF	2,009,492
106,718	iShares MSCI Poland ETF	2,250,683
30,314	iShares MSCI South Korea ETF	2,048,317
31,474	iShares MSCI Switzerland ETF	1,501,625
38,793	iShares MSCI Taiwan ETF	1,857,409
52,078	iShares MSCI United Kingdom ETF	1,734,197
35,000	SPDR Bloomberg 1-3 Month T-Bill ETF	3,213,000
Total Exchange-Traded Funds (Cost $31,521,749)		$33,365,571
Total Investments — 97.9% (Cost $31,521,749)		$33,365,571
Other Assets less Liabilities — 2.1%		724,209

Net Assets — 100.0%		$34,089,780

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
SPDR — Standard and Poor’s Depositary Receipts